Dividends (Tables)	12 Months Ended
Mar. 31, 2026
Dividend [Abstract]
Schedule of dividends to shareholders	Interim dividends are recognised when they become payable to the Company’s shareholders. Final dividends are recognised when they are approved by shareholders.

	2026			2025			2024
	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m
Final dividend in respect of the prior year	30.88	894	617	39.12	811	643	37.60	1,325	56
Interim dividend in respect of the current year	16.35	729	80	15.84	718	59	19.40	393	320
	47.23	1,623	697	54.96	1,529	702	57.00	1,718	376